Business Combination and Goodwill (Details) - Schedule of contingent consideration payables - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of contingent consideration payables [Abstract]
Current accrued expense and other payables		¥ 18,862